Stockholders' Equity and Stock-Based Compensation - Restricted Stock Unit Activity (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Sep. 29, 2012
Number of Shares, Non-vested, Beginning balance	3,112
Number of Shares, Granted	1,691
Number of Shares, Vested	(997)
Number of Shares, Forfeited	(226)
Number of Shares, Non-vested, Ending balance	3,580
Weighted Average Grant Date Fair Value, Outstanding, Beginning Balance	$ 15.67
Weighted-Average Grant-Date Fair Value, Granted	$ 17.29
Weighted-Average Grant-Date Fair Value, Vested	$ 15.71
Weighted-Average Grant-Date Fair Value, Forfeited	$ 15.87
Weighted Average Grant Date Fair Value, Outstanding, Ending Balance	$ 16.41